Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
NOTE 19. COMPARATIVE DATA

The following table presents financial information for calendar years ended December 31, 2019 and 2018 and three months ended December 31, 2018 and 2017. Due to the change in accounting principle we made during the third quarter of 2020, we have retrospectively applied the change in accounting principle to all applicable prior period financial information presented herein as required. Refer to Note 1 — Accounting Policies for further discussion.

	Calendar Years Ended December 31,		Three Months Ended December 31,
(In thousands)	2019	2018 (Unaudited)	2018	2017 (Unaudited)
OPERATING REVENUES	$1,330,651	$1,272,694	$402,101	$377,470
OPERATING EXPENSES
Utility cost of gas	461,574	438,939	156,641	124,745
Operation and maintenance	404,961	564,536	102,728	82,372
Depreciation and amortization	142,565	136,373	34,948	33,646
General taxes and other assessments	149,618	146,747	38,552	39,983
Total Operating Expenses	1,158,718	1,286,595	332,869	280,746
OPERATING INCOME	171,933	(13,901)	69,232	96,724
Other income (expense) — net	5,822	(4,052)	2,045	1,870
Interest expense	62,567	59,237	15,706	14,973
INCOME (LOSS) BEFORE INCOME TAXES	115,188	(77,190)	55,571	83,621
INCOME TAX EXPENSE (BENEFIT)	18,083	(42,591)	7,471	25,072
NET INCOME (LOSS)	$97,105	$(34,599)	$48,100	$58,549
Loss on preferred stock extinguishment	556	—	—	—
Dividends on preferred stock	1,169	1,320	330	330
NET INCOME (LOSS) APPLICABLE TO COMMON STOCK	$95,380	$(35,919)	$47,770	$58,219
The following table presents cash flows for calendar years ended December 31, 2019 and 2018 and three months ended December 31, 2018 and 2017.

	Calendar Years Ended December 31,		Three Months Ended December 31,
(In thousands)	2019	2018 (Unaudited)	2018	2017 (Unaudited)
OPERATING ACTIVITIES
Net income (loss)	$97,105	$(34,599)	$48,100	$58,549
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Depreciation and amortization	142,565	136,373	34,948	33,646
Amortization of:
Other regulatory assets and liabilities — net	8,491	7,142	1,859	1,634
Debt related costs	1,501	1,561	382	401
Deferred income taxes — net	18,741	(25,530)	7,636	7,604
Accrued/deferred pension and other post-retirement benefit cost	2,190	7,324	1,119	1,557
Compensation expense related to stock-based awards	3,626	15,902	1,353	4,518
Provision for doubtful accounts	17,266	22,236	5,940	3,928
Impairment loss	2,042	40,422	2,453	—
Unrealized (gain) loss on derivative contracts	(5,429)	(7,625)	4,200	1,446
Amortization of investment tax credits	(658)	(688)	(165)	(179)
Other non-cash charges (credits) — net	2,436	(2,706)	(453)	(197)
Changes in operating assets and liabilities	(86,547)	(103,526)	(201,840)	(141,364)
Net Cash Provided by (Used In) Operating Activities	203,329	56,286	(94,468)	(28,457)
FINANCING ACTIVITIES
Capital contributions from parent	—	402,728	100,000	100,000
Long-term debt issued	298,482	—	—	—
Long-term debt retired	(50,000)	(50,000)	(50,000)	—
Debt issuance costs	(3,130)	(130)	—	(236)
Long-term commercial paper issued (retired) — net	100,000	—	—	—
Notes payable issued (retired) — net	3,483	134,001	200,999	39,000
Project financing	—	53,018	—	—
Dividends on common stock and preferred stock	(100,736)	(90,820)	(24,078)	(22,166)
Payment for preferred stock extinguishment	(28,729)	—	—	—
Other financing activities — net	—	—	—	(6,197)
Net Cash Provided by Financing Activities	219,370	448,797	226,921	110,401
INVESTING ACTIVITIES
Capital expenditures (excluding AFUDC)	(432,974)	(443,550)	(126,013)	(75,293)
Insurance proceeds related to investing properties	—	3,238	—	—
Net Cash Used in Investing Activities	(432,974)	(440,312)	(126,013)	(75,293)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(10,275)	64,771	6,440	6,651
Cash, Cash Equivalents and Restricted Cash at Beginning of the Year	71,423	6,652	64,983	1
Cash, Cash Equivalents and Restricted Cash at End of the Year	$61,148	$71,423	$71,423	$6,652
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (refunded) — net	15,623	1,757	3,782	(958)
Interest paid	57,922	59,041	4,982	2,977
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Extinguishment of project debt financing	(15,460)	(81,330)	(53,018)	—
Capital expenditure accruals included in accounts payable and other accrued liabilities	26,590	33,245	33,245	25,325
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within WGL’s consolidated balance sheets that sums to the total of such amounts shown on the statements of cash flows.

(In thousands)	December 31, 2019	December 31, 2018	December 31, 2017 (Unaudited)
Cash and cash equivalents	$17,069	$6,082	$6,652
Restricted cash included in Current assets — Other	19,464	20,207	—
Restricted cash included in Deferred charges and other assets — Other	24,615	45,134	—
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$61,148	$71,423	$6,652
QUARTERLY FINANCIAL INFORMATION (Unaudited)
All adjustments necessary for a fair presentation have been included in the quarterly information provided below. Due to the seasonal nature of our business, we report substantial variations in operations on a quarterly basis. Due to the change in accounting principle we made during the third quarter of 2020, we have retrospectively applied the change in accounting principle to all applicable prior period financial information presented herein as required. Refer to Note 1 — Accounting Policies for further discussion.

	Quarters Ended
(In thousands)	March 31	June 30	September 30(a)	December 31
2019
Operating revenues	$593,653	$198,484	$122,305	$416,209
Operating income (loss)	$152,580	$(10,138)	$(73,050)	102,541
Net income (loss)	$112,319	$(21,268)	$(66,476)	$72,530
Net income (loss) applicable to common stock	$111,989	$(21,598)	$(66,476)	$71,465
2018
Operating revenues	$532,040	$199,512	$139,041	$402,101
Operating income (loss)	$148,978	$(6,649)	$(225,462)	69,232
Net income (loss)	$108,707	$(10,876)	$(180,530)	$48,100
Net income (loss) applicable to common stock	$108,377	$(11,206)	$(180,860)	$47,770
(a)During the quarter ended September 30, 2018, Washington Gas recorded $200.2 million of merger related costs due to the Merger with AltaGas.